Leases - Schedule of Lease Liability Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 65
2025	67
2026	62
2027	52
2028	38
Thereafter	155
Total undiscounted lease payments	439
Difference between undiscounted cash flows and discounted cash flows	43
Lease liabilities, at present value	396	$ 352
Finance Leases
2024	2
2025	2
2026	2
2027	1
2028	0
Thereafter	6
Total undiscounted lease payments	13
Difference between undiscounted cash flows and discounted cash flows	4
Lease liabilities, at present value	9	$ 7
Total
2024	67
2025	69
2026	64
2027	53
2028	38
Thereafter	161
Total undiscounted lease payments	452
Difference between undiscounted cash flows and discounted cash flows	47
Lease liabilities, at present value	$ 405